LEASES - Operating Lease, ROU Assets (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Lease, Right-Of-Use Asset [Roll Forward]
Operating lease right-of-use assets at the beginning of the year	$ 55,276	$ 7,462	$ 7,462	$ 3,333
Additions	(237)	$ 42,858	49,357	4,536
Amortization			(1,543)	(407)
Operating lease right-of-use assets at the end of the year	$ 54,243		$ 55,276	$ 7,462